Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000136800 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000136800 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000136800 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000136800 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000136800 | Mortgage Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000136800 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000136800 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000136800 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000136800 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000136800 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000026765 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026765 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026765 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026765 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000026765 | Mortgage Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026765 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000026765 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000026765 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000026765 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000026765 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000136801 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000136801 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000136801 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000136801 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000136801 | Mortgage Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000136801 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000136801 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000136801 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000136801 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000136801 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000026764 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026764 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026764 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026764 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000026764 | Mortgage Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026764 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000026764 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000026764 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000026764 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000026764 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	42.60%